EQUITY (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 02, 2021	Feb. 22, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized			20,000			20,000		20,000	20,000	50,000,000
Preferred stock, par or stated value per share			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Debt instrument, convertible, liquidation preference, per share			$ 1,000			$ 1,000		$ 1,000	$ 1,000
Dividend rate									12.00%	12.00%
Long-term debt, gross		$ 40,000
Debt instrument, increase, accrued interest		$ 6,422
General and administrative expense	$ 550		$ 7,677	$ 13,994		$ 17,322	$ 35,548		$ 77,668	$ 6,069
Compensation amount									28,860
Chief Executive Officer [Member]
Class of Stock [Line Items]
Issuance of common stock									$ 18,667,312
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities	50,000	9,284,445			9,284,445				9,284,445
Stock issued during period, shares, issued for services				50,000				50,000	18,717,312
Services Rendered [Member]
Class of Stock [Line Items]
General and administrative expense									$ 550
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								20,000	20,000	20,000
Preferred stock, par or stated value per share								$ 0.001	$ 0.001	$ 0.001